SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($)	Sep. 24, 2024	Aug. 06, 2024
Cycurion
SUBSEQUENT EVENTS
Transaction expenses	$ 185,000
Sponsor
SUBSEQUENT EVENTS
Number of shares planned to be transferred to investors each month		5,000
Number of shares held prior to business combination agreed not to redeem		99,800
Transaction expenses	$ 230,000